MONTEREY
                                     MUTUAL
                                      FUND



                               SEMI-ANNUAL REPORT
                                  MAY 31, 1998

                                    MONTEREY
                                 OCM GOLD FUND




                         "GOLD IS MONEY YOU CAN TRUST."



                               SHAREHOLDER LETTER
                                SEMI-ANNUAL 1998

                 "THE HISTORY OF ALL PAPER CURRENCIES IS ZERO."
                                 DR. FRANZ PICK





Dear Fellow Shareholder:

Despite current low gold prices, one of the most important periods for investors to own gold and gold related assets is at hand. The bull market in financial assets (stocks and bonds) has reached incomparable heights by historic valuations. The U.S. dollar, which has risen sharply versus other currencies (and gold) over the past two years, is set for an uncertain future as Europe introduces a competing world reserve currency unit in January '99. Japan, the world's second largest economy, is mired in a deflationary recession that could very well impact the United States. Financial leverage on the global economy through the use of increasingly complex derivatives has reached an estimated $83 trillion. Meanwhile, the gold market is out of equilibrium relying on borrowed gold to meet a growing supply and demand gap.

During the first six months of 1998, your Fund declined 4.6% versus an 11.5% decline in the Lipper Gold Fund index. The price of gold continued to trade at 18-20 year lows over the period, closing June 30th at $296.30, up slightly from the 1997 year-end closing price of $289.20. As of June 30th, Morningstar, Inc. rated your Fund's three-year annualized return (before maximum sales load) number one among funds in the gold sector.

GOLD MARKET INFLUENCING FACTORS:
--------------------------------

-- CENTRAL BANK ACTIVITY
The gold market remained focused on official sector sales over the first half of the year. The new European Central Bank (ECB) announced 15% of its reserves would be held in gold initially. While not the 20% or higher reserve figure the gold market had hoped for, gold as a monetary reserve asset was reaffirmed to the marketplace nonetheless. A number of European central banks have since gone out of their way to declare they have no intention to sell gold not transferred to the ECB. In the Bank of France's annual report, it stated the main holders of gold had not changed their view about the need for gold to make up a part of central bank reserves, as a guarantee in the international financial system. "Neither the US Federal Reserve, nor the German Bundesbank, nor the Bank of Italy, nor, of course, the Bank of France plan to sell the precious metal," it said. Large-scale gold sales by the official sector, in our opinion, are unlikely to occur.

-- U.S. DOLLAR
Confidence in Federal Reserve Chairman Alan Greenspan, the strength of the U.S. economy and the financial crisis in Asia have all helped to boost the U.S. dollar against other currencies (and gold). As a result, the current account deficit with foreigners is ballooning, estimated to reach over $230 billion this year. In its annual report released in June, the Bank for International Settlements said: "the BIS is concerned that the markets will lose patience with the accumulation of U.S. external debt and drive the dollar sharply lower." In addition, the dollar is facing a threat as the world's reserve currency as Europe introduces its euro currency in 1999. Unlike the United States, the nations that make up the euro currency block have a balance of payments surplus. Economist C. Fred Bergsten, director of the Institute for International Economics, estimates the displacement of U.S. dollars for euros could reach well over a trillion dollars, greatly impacting the dollar's value versus gold.

-- STRONG U.S. FINANCIAL ASSET MARKETS
The U.S. stock market, which has risen 150% since the end of 1994 as measured by the Standard and Poor's (S&P) composite index, continues to be divert investment funds away from the gold market. Presently, it takes over 30 ounces of gold to buy one unit of the Dow Jones, the highest level ever (see chart 1). Other high extremes were in 1929 and 1965, preceding large declines in the stock market.

-- INTERNATIONAL FINANCIAL RISK
The euphoria on Wall Street aside, Fed Chairman Alan Greenspan and Treasury Secretary Robert Rubin are worried about a global market meltdown. The Southeast Asian financial crisis has spread to Japan, Russia and parts of Latin America. Currencies have collapsed and capital is fleeing while economies contract. Competitive currency devaluation is now the order of the day. Attention is presently focused on whether or not China will devalue, setting off another round of devaluation in the region, exacerbating the Asian financial crisis. Meanwhile, the International Monetary Fund has depleted its resources and is seeking additional contributions from member countries in order to fulfill recent commitments and maintain confidence.

Most worrisome is the acceleration of Japan's economic woes, the world's second-largest economy. The country's banking system is frozen dealing with an admitted $1 trillion plus in bad loans at a time when business confidence has collapsed. The spill over effects to the United States economy are ominous. Not only are U.S. corporate profits threatened, interest rates could rise as Japanese repatriate U.S. investments in order to meet domestic capital needs. An unwinding of the $83 trillion derivative market could ensue with potentially disastrous consequences for the derivative market's largest players, the world's major banks.

-- INFLATION/DEFLATION
The Federal Reserve has increased the money supply (M3) at a 10% annualized rate over the past twelve months to fight deflationary forces of the Asian financial crisis. The Bank of Japan has also pursued an aggressive monetary policy. Rather than showing up in higher consumer prices, the monetary expansion is evident in higher asset valuations, such as stocks and real estate. However, it remains unclear whether the U.S. economy is entering an inflation or deflation cycle. The Federal Reserve would prefer inflation to the risks of deflation and an unraveling of the debt bubble. But, the Fed may lose control of the situation as the sheer size of global markets dwarf central bank assets. In the event deflation does materialize, credit quality becomes the biggest concern with gold becoming the preferred monetary asset, as it is not someone else's liability.

-- SUPPLY/DEMAND
Declining prices continue to spur strong demand for physical bullion. Demand for gold is expected to outstrip newly mined gold and scrap supply for the eleventh year in a row in 1998. The U.S. Mint reports sales of the American Eagle Gold Coin are up 60% through the first part of this year, the strongest in ten years. The supply and demand gap is not being met by central bank selling of gold, as widely believed, but rather by central bank loaning of gold. Gold loans have facilitated the "gold carry trade" popular with hedge funds, banks and brokerage houses. The "gold carry trade" involves borrowing gold at around 1%, selling the gold, and then investing the proceeds in U.S. Treasuries with a locked in yield spread. The estimates of the amount of old borrowed range between 5,000 tons and 8,000 tons, or 2 to over 3 times annual world gold production. At the point sentiment toward gold shifts, the borrowed gold will have to be bought back and the Treasuries sold, a lethal combination for both markets.

-- POLITICAL UNCERTAINTY
President Clinton faces an uncomfortable challenge to his integrity over the coming months from Special Prosecutor Kenneth Starr. In the event President Clinton is found to have committed wrongdoing, financial asset markets may sink in a cloud of uncertainty similar to the Nixon Watergate years of 1973-74 (Dow Jones Industrial Average declined 44% from '72 to '74). Gold prices have historically moved contra-cyclical to financial assets, as they did in 1973-74.

PRECIOUS METALS INDUSTRY/SHARES
-------------------------------
The gold mining industry has settled in for the long winter, doing the best that it can to slash costs and remain cash flow positive in the current low gold price environment. The focus of the industry has shifted from quantity of ounces produced to quality (low cost) of ounces produced. Senior North American gold producers, such as Newmont Mining, Placer Dome, Barrick Gold and Homestake Mining have done admirable jobs in reducing their cash costs per ounce. The cost cutting efforts will significantly improve cash flow and earnings as gold prices move higher.

There were other positive developments in the first half of the year. Meridian Gold's persistence on its El Penon project in Chile was recently well rewarded with a high-grade gold/silver discovery. Getchell Gold added additional reserves at its property in Nevada and is making strides in its effort to ramp up production. Placer Dome and Newmont Mining each successfully removed property ownership clouds. Platinum/palladium producer, Stillwater Mining, benefited from tight palladium supplies caused primarily by delays in Russian palladium exports.

In South Africa, the major mining houses have been forced to restructure. Faced with declining grades as the mines get deeper, South African mines have gone from once the lowest cost operations in the world to the highest. In response, Anglo American has restructured its gold mining operations into a new entity, Anglogold, Ltd, creating the world's largest gold mining company. The junior exploration and development sector is in crisis, as the odds of finding or developing economic gold deposits at $290 gold become near impossible. As a result, investment dollars have stopped flowing into the sector and share prices have collapsed 80% to 90%. Gold prices will need to reach above $330 to breathe life into the junior sector.

INVESTMENT STRATEGY
-------------------
We are taking advantage of depressed share price levels to increase your Fund's exposure to high quality low cost senior North American producers, favoring unhedged producers Newmont Mining and Homestake Mining. In a rising gold market, unhedged producers tend to outperform producers that have sold gold forward. In addition to the senior producers, we are adding to positions in growth oriented companies exhibiting exploration success and increasing production profiles, such as Getchell Gold, Meridian Gold and TVX Gold. It is our intention to participate in the restructuring of South Africa's gold mining industry by maintaining an approximate 5% position in South African shares. Overall, we remain averse to high-level country risk in the portfolio. Exposure to the junior exploration and development sector will be limited and selective in the current environment.

Despite the flurry caused by Warren Buffet purchasing 120 million ounces of silver bullion last year, silver prices have remained rather subdued. We continue to be optimistic about silver's prospects and are maintaining a 5-7% portfolio position in primary silver producers.

CONCLUSION
----------
The inherent risk of paper (fiat) currencies is being illustrated in one country after another as financial troubles sweep the globe. No currency today bears any resemblance to its predecessors from more than a century ago. The U.S. dollar is the currency of choice at the moment. However, as the world's largest debtor nation, the United States is not immune from today's heightened financial risks. Ongoing calls by top financial policy makers to overhaul the global financial system are unlikely to be heeded until crisis hits the U.S. dollar, which may not be that far off if White House troubles escalate or the dollar loses reserve status to the euro. In our opinion, the oversold gold market stands to benefit, as sentiment shifts toward money people can trust.

While the past two years have been difficult for gold investors, we appreciate your support and confidence in the Monterey OCM Gold Fund. From 11/30/97 to 7/30/98 the total number of shares outstanding of your Fund increased 398%. We thank you and look forward to helping you meet your investment objectives.


        Sincerely,


/S/
----------------------
Gregory M. Orrell
PORTFOLIO MANAGER

July 29, 1998

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AS OF JUNE 30, 1998
--------------------------------------------------------------------------------

AVERAGE                       BEFORE                   AFTER MAXIMUM
ANNUAL                        SALES                    SALES CHARGE
TOTAL RETURN                  CHARGE                   0F 4.50%
--------------------------------------------------------------------------------
1 year                        -28.01                   -31.25

3 year                        - 4.69                   - 6.14

5 year                        -17.13                   -17.89

Life (since 2/5/88)           -11.33                   -11.72
--------------------------------------------------------------------------------

The performance data reflects past performance and is not indicative of future results. Investment return and principal value of an investment in the Fund will vary so that shares, when redeemed may be worth more or less than their original cost.

SHAREHOLD SERVICES:           1-800-628-9402
FOR DAILY PRICES:             1-800-722-1980

TO CONTACT YOUR PORTFOLIO MANAGER:
                              (925) 461-4550
--------------------------------------------------------------------------------
                             MONTEREY OCM GOLD FUND
                        6601 Koll Center Pkwy, Suite 132
                              Pleasanton, CA 94566
--------------------------------------------------------------------------------


This report must be accompanied or preceded by a prospectus which includes more complete information, such as charges and expenses and the risks associated with investing in this Fund. Distributed by Syndicated Capital, Inc.

                       MURPHY INVESTMENT MANAGEMENT, INC.
                        A REGISTERED INVESTMENT ADVISER
                            2830 N. CABRILLO HIGHWAY
                                 P. O. BOX 308
                        HALF MOON BAY, CALIFORNIA 94019
                    PHONE (650) 726-8495 FAX (650) 726-8494


MICHAEL MURPHY, CFA
PRESIDENT & CHIEF INVESTMENT OFFICER

Dear Shareholder:

The semiannual report for the Murphy New World mutual funds, part of the Monterey Funds group, is enclosed.

The first half of 1998 was an extremely difficult period for technology stocks. The real effects of the economic decline in Asia were accentuated by perceived problems in personal computer sales. June quarter PC sales were just reported up 10% versus last year, well above the typical expectation for poor or slow sales. Very few sectors in the U.S. economy are growing in double digits, and we believe the June quarter will prove to be the weakest one of the year. Sequential growth in the September quarter, due to strength in Europe, and in the December quarter, when 50% of all PCs are sold in the U.S., should lead to substantial improvement in these stocks.

In February, G. E. Morgenthaler became the portfolio manager for the Murphy New World Biotechnology Fund, and this has had a beneficial effect on the relative performance. The biotech sector still is performing badly in absolute terms, and the heavy weighting I have in the sector has dragged down the performance of the Murphy New World Technology Fund and the Convertibles Fund. However, many of the companies we hold are making excellent progress with new corporate partnering deals, successful clinical trials, FDA filings, advisory committee recommendations for approval, FDA "approvable" letters and final approvals. In general, their progress is not reflected in their stock prices. We do not think this state of affairs can last much longer, unless Wall Street is willing to ignore successful drugs and substantial royalty flows.

Technology stocks usually do well in the first quarter of the year, but that was muted by the Asian problems. The second quarter, just completed, often is the weakest of the year. We are looking forward to the second half of the year with confidence that the PC and communications markets will be strong, the number of biotech drug approvals will accelerate, and the portfolios of your mutual funds will start reflecting the fundamental progress of the companies we hold.

Although we still worry about the broad overvaluation in the general market, we are not hedged with options or substantial short sales at this time. We do have those tools available if the need arises.


                                                        Very truly yours,

                                                         /s/
                                                        ------------------------
                                                        Michael Murphy

                              MONTEREY MUTUAL FUND
                    SCHEDULES OF INVESTMENTS - MAY 31, 1998
                                  (UNAUDITED)

MURPHY NEW WORLD TECHNOLOGY CONVERTIBLES FUND
--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                               VALUE
------                                                               -----

COMMON STOCKS 6.59%
          PHARMACEUTICALS 6.59%
  5,000   Cephalon Inc................................         $    53,125
  5,000   Dusa Pharmaceuticals Inc. ..................              34,688
                                                               -----------
                                                                    87,813
                                                               -----------
TOTAL COMMON STOCKS
          (cost $123,750).............................              87,813
                                                               -----------
CONVERTIBLE BONDS 91.48%

          BIOTECHNOLOGY 30.23%
  426,000 Glycomed Inc. 7.50%, due 01/01/03...........             402,570
                                                               -----------
          COMPUTER EQUIPMENT 22.33%
  300,000 Convex Computer Corp. 6.00%, due 03/01/12...             297,375
                                                               -----------
          COMPUTER PERIPHERALS 8.18%
  70,000  Quantum Corp. 7.00%, due 08/01/04...........              70,088
  55,000  Read Rite Corp. 6.50%, due 09/01/04.........              38,844
                                                               -----------
                                                                   108,931
                                                               -----------

          COMPUTER SOFTWARE 9.56%
  75,000  Macneal-Schwendler Corp. 7.875%, due 08/18/04             76,500
  60,000  System Software Associates 7.00%, due 09/15/02            50,775
                                                               -----------
                                                                   127,275
                                                               -----------
          DRUG DELIVERY 3.87%
  60,000  Dura Pharmaceuticals Inc. 3.50%, due 07/30/97             51,525
                                                               -----------
          SEMI CONDUCTORS 3.58%
  55,000  Integrated Device 5.50%, due 06/01/02.......              47,644
                                                               -----------
          SPECIALTY MATERIALS 4.68%
  60,000  Hexcel Corp. 7.00%, due 08/01/11............              62,325
                                                               -----------
          TELECOMMUNICATIONS 5.00%
  70,000  California Microwave 5.25%, due 12/15/03....              66,588
                                                               -----------
TOTAL CONVERTIBLE BONDS
          (cost $1,172,210)...........................           1,164,232
                                                               -----------
SHORT TERM INVESTMENTS 4.04%
  53,809  Star Treasury Fund (cost $53,809)...........              53,809
                                                               -----------
TOTAL INVESTMENTS
          (cost $1,349,769)                          98.07%      1,305,854
OTHER ASSETS LESS LIABILITIES.                        1.93%         25,663
                                                    -------    -----------
TOTAL NET ASSETS                                    100.00%    $ 1,331,517
                                                    =======    ===========

* Non income producing security

                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                     SCHEDULES OF INVESTMENTS - MAY 31, 1998
                                   (UNAUDITED)


OCM GOLD FUND
--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                               VALUE
------                                                               -----

COMMON STOCKS 87.21%
          MAJOR GOLD PRODUCERS 42.21%
  30,000  Amax Gold Inc.*.............................        $     95,625
  45,000  Anglogold Ltd. ADR..........................             223,593
  13,500  Barrick Gold Corp...........................             259,875
  10,000  Barrick Gold Corp. I/R......................             124,059
  10,500  Drinfontein Consolidated ADR................              65,625
  40,000  Homestake Mining Co.........................             435,000
  20,000  Kinross Gold Corp.* ........................              77,500
  25,000  Newmont Mining Corp.........................             623,438
  40,000  Placer Dome Inc.............................             497,500
                                                               -----------
                                                                 2,402,215
                                                               -----------
          INTERMEDIATE GOLD PRODUCERS 6.16%
  15,000  Ashanti Goldfields Co. Ltd..................             138,750
  33,000  Battle Mountain Gold Co. ...................             175,312
  3,000   WMC Ltd. ADR ...............................              36,750
                                                               -----------
                                                                   350,812
                                                               -----------
          MID-TIER GOLD PRODUCERS 16.98%
  15,000  Agnico Eagle Mines..........................              97,500
  9,000   Getchell Gold Corp.* .......................             171,000
  44,100  GoldCorp Inc. CL A*.........................             228,769
  35,000  Meridian Gold Inc.* ........................             105,000
  12,500  Pegasus Gold Inc.*..........................               2,250
  100,000 TVX Gold Inc.* .............................             325,000
  25,000  Viceroy Resources Corp. ....................              36,943
                                                               -----------
                                                                   966,462
                                                               -----------
          JUNIOR GOLD PRODUCERS 6.09%
  20,000  Alta Gold Co.*..............................              40,625
  10,000  Dayton Mining Inc.*.........................              12,028
  30,000  Miramar Mining Corp.*.......................              44,331
  55,000  Richmont Mines Inc.*........................             151,207
  10,000  River Gold Mines Ltd........................              24,743
  75,000  Vengold Inc.................................              73,712
                                                               -----------
                                                                   346,646
                                                               -----------
          EXPLORATION AND DEVELOPMENT COMPANIES 2.95%
  20,000  Britannia Gold Corp.*.......................               2,749
  10,000  Crown Resources Corp.*......................              44,375
  100,000 Franc-Or Resources Corp.* ..................              27,492
  10,000  Golden Queen Mining Ltd.* ..................               5,017
  185,500 New Guinea Gold Corp.*......................              24,224
  25,000  Omni Resources Inc.* .......................               2,577
  100,000 Silver Eagle Resources* ....................              10,310
  7,500   Sutton Resources Ltd.*......................              51,094
                                                               -----------
                                                                   167,838
                                                               -----------
          PRIMARY SILVER PRODUCERS 4.76%
  5,800   Coeur D'Alene Mines Corp.* .................              51,113
  35,000  Hecla Mining Co.*...........................             177,188
  5,000   Pan American Silver Corp.*..................              42,813
                                                               -----------
                                                                   271,114
                                                               -----------
          PALTINUM/PALLADIUM PRODUCERS 1.70%
  4,000   Stillwater Mining Co.*......................              97,000
                                                               -----------
          GOLD MINING ROYALTY COMPANIES 6.36%
  17,000  Euro-Nevada Mining*.........................             271,657
  4,100   Franco Nevada Mining........................              89,893
                                                               -----------
                                                                   361,550
                                                               -----------
TOTAL COMMON STOCKS (cost $5,848,597)                            4,963,637
                                                               -----------
          PREFERRED STOCKS 1.72%
  7,500   Coeur D'Alene Mines Corp....................              97,969
                                                               -----------
TOTAL PREFERRED STOCKS (cost $111,075)                              97,969
                                                               -----------
SHORT TERM INVESTMENTS 10.54%
  166,724 Star Treasury Fund..........................             166,724
  433,000 Star Bank Repurchase Agreement
                  4.80%, 06/01/98.....................             433,000
                                                               -----------
TOTAL SHORT TERM (cost $599,724)......................             599,724
                                                               -----------
TOTAL INVESTMENTS
                (cost $6,559,396)                    99.47%      5,661,330
OTHER ASSETS LESS LIABILITIES                         0.53%         30,068
                                                    --------   -----------
TOTAL NET ASSETS.................................   100.00%    $ 5,691,398
                                                    ========   ===========

* Non income producing security

                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                     SCHEDULES OF INVESTMENTS - MAY 31, 1998
                                   (UNAUDITED)

CAMBORNE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL
VALUE                                                                VALUE
---------                                                            -----

LONG TERM INVESTMENTS 96.55%
          Asset Backed 11.95%
$ 24,426  Prudential 1993-59 A5
             7.125%, due 12/25/00.....................       $      24,594
  85,000  W.R. Berkley, 9.875%, 5/15/08...............             106,029
                                                             -------------
                                                                   130,623
                                                             -------------
          CORPORATE 9.89%
  100,000 Westvaco Corp., 10.125%,
             due 06/01/19.............................             108,081
                                                             -------------
          MORTGAGE BACKED SECURITIES 37.63%
  145,000 FHR 1617 PN 6.50%, due 11/15/23.............             146,470
  13,911  GNMA 9.50%, due 09/15/19....................              15,225
  35,455  GNMA ARM 6.00%, due 10/15/27 ...............              35,948
  34,543  TMS 1 Z2 12.00%, due 03/01/14...............              39,454
  162,605 FNMA CMO 11.00%, due 4/25/07 ...............             174,416
                                                             -------------
                                                                   411,513
                                                             -------------
          U.S. GOVERNMENT SECURITIES 37.08%
  200,000 U.S. Treasury Notes 6.125%, due 11/15/27....             209,000
  150,000 U.S. Treasury Notes 6.375%, due 08/15/27....             160,875
  35,000  U.S. Treasury Notes 6.875%, due 07/31/99....              35,502
                                                             -------------
                                                                   405,377
                                                             -------------
TOTAL LONG TERM INVESTMENTS
          (cost $1,000,967)...........................           1,055,594
                                                             -------------
SHORT TERM INVESTMENT 4.23%
  46,272  Star Treasury Fund (cost $46,272)...........       $      46,272
                                                             -------------
TOTAL INVESTMENTS
          (cost $1,047,239)                     100.78%          1,101,866
LIABILITIES LESS OTHER ASSETS                    (0.78%)            (8,502)
                                                --------     -------------
TOTAL NET ASSETS                                100.00%      $   1,093,364
                                                ========     =============



PIA EQUITY FUND
--------------------------------------------------------------------------------
                                                                    MARKET
SHARES                                                               VALUE
------                                                               -----

COMMON STOCKS 98.42%
          BASIC MATERIALS 6.56%
  3,700   Brush Wellman Inc...........................         $    90,188
  2,220   Carpenter Technology........................             117,660
  1,800   Fuller (H.B.) Co............................             112,950
                                                               -----------
                                                                   320,798
                                                               -----------
          CAPITAL GOODS - INDUSTRIAL 11.76%
  3,300   AGCO Corp. .................................              82,912
  1,300   GATX Corp. .................................             106,762
  3,700   Gencorp Inc. ...............................             110,306
  4,885   Mascotech Inc.  ............................             119,682
  2,700   Precision Castparts Corp. ..................             155,588
                                                               -----------
                                                                   575,250
                                                               -----------
          CAPITAL GOODS - TECHNOLOGY 8.20%
  3,700   ARR Corp....................................              97,819
  1,500   Dallas Semiconductor........................              50,531
  4,900   Danka Business System-ADR ..................              82,228
  2,200   Tektronix Inc. .............................              84,150
  1,800   Varian Associates Inc.......................              86,512
                                                               -----------
                                                                   401,240
                                                               -----------
          CONSUMER CYCLICALS 10.65%
  2,560   Arvin Industries............................              94,880
  1,700   Borg-Warner Automotive......................              96,900
  3,710   Kaufman & Broad Home Corp. .................              95,301
  4,000   Ross Stores Inc. ...........................             177,500
  1,930   Standard Products Co.  .....................              56,694
                                                               -----------
                                                                   521,275
                                                               -----------
          CONSUMER STAPLES 7.84%
  4,400   ICN Pharmaceuticals Inc. ...................             190,025
  3,000   Interstate Bakeries.........................              96,750
  2,500   Pittston Brink's Group......................              96,719
                                                               -----------
                                                                   383,494
                                                               -----------

* Non income producing security

                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                     SCHEDULES OF INVESTMENTS - MAY 31, 1998
                                   (UNAUDITED)


PIA EQUITY FUND (CONTINUED)
--------------------------------------------------------------------------------

                                                                   MARKET
SHARES                                                               VALUE
------                                                               -----

          CONSUMER SERVICES 14.54%
  3,700   Banta Corp. ................................         $   117,128
  4,690   Bob Evans Farms.............................              99,809
  2,200   Central Newspapers Inc......................             142,588
  3,200   CKE Restaurants Inc. .......................             101,600
  3,240   Lee Enterprises Inc. .......................              98,415
  3,600   McClatchy Newspapers-CL A...................             106,875
  1,200   National Data Corp.  .......................              45,000
                                                               -----------
                                                                   711,415
                                                               -----------
          FINANCIAL 17.87%
  4,700   Arm Financial Group Inc.-CL A...............              96,056
  2,200   Bank United Corp.-CL A. ....................             109,794
  1,600   Capital Re Corp.............................             119,200
  2,700   Fremont General Corp. ......................             154,406
  4,100   Frontier Insurance Group Inc. ..............             100,450
  2,800   John Nuveen-CL A ...........................             105,000
  3,520   Selective Insurance Group...................              92,180
  3,500   Washington Federal Savings & Loan...........              97,125
                                                               -----------
                                                                   874,211
                                                               -----------
          FINANCIAL - REITs 11.77%
  5,700   American Health Properties..................             158,175
  2,400   Developers Diversified Realty Corp. ........              94,050
  4,000   Duke Realty Investment Inc. ................              90,500
  1,500   Felcor Suites Hotels Inc.  .................              51,656
  3,400   Macerich Company (The)......................              91,800
  3,500   Prentiss Properties Trust...................              89,469
                                                               -----------
                                                                   575,650
                                                               -----------
          TRANSPORTATION 4.41%
  4,300   Roadway Express Inc. .......................              80,625
  4,300   USFreightways Corp.  .......................             135,181
                                                               -----------
                                                                   215,806
                                                               -----------
          UTILITIES 4.82%
  2,230   Eastern Enterprises.........................              89,479
  2,340   Public Service Co. of New Mexico............              50,749
  2,100   Wicor Inc...................................              96,075
                                                               -----------
                                                                   236,303
                                                               -----------

TOTAL COMMON STOCKS
          (cost $4,594,151)...........................           4,815,442
                                                               -----------
SHORT TERM INVESTMENTS 3.55%
  173,829 Star Treasury Fund
          (cost $173,829).............................             173,829
                                                               -----------
TOTAL INVESTMENTS
          (cost $4,767,980)                     101.97%          4,989,272
LIABILITIES LESS OTHER ASSETS                    (1.97%)           (96,549)
                                                --------       -----------
TOTAL NET ASSETS                                100.00%        $ 4,892,723
                                                ========       ===========

* Non income producing security

                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                     SCHEDULES OF INVESTMENTS - MAY 31, 1998
                                   (UNAUDITED)


MURPHY NEW WORLD BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                               VALUE
------                                                               -----
COMMON STOCKS 45.72%
          BIOTECHNOLOGY 30.41%
  6,000   Ambi Inc.*..................................          $   10,781
  4,000   Alexion Pharmaceuticals Inc.*...............              47,750
  3,000   Alkermes Inc.*..............................              65,813
  10,000  Alpha-Beta Technology Inc.*.................              26,563
  8,000   Alteon Inc.* ...............................              29,750
  3,000   Amgen Inc.*.................................             181,406
  10,000  Amylin Pharmaceutical Inc.* ................              42,656
  14,200  Anergen Inc.* ..............................              32,394
  7,045   Axys Pharmaceutical Inc.* ..................              54,379
  10,000  Biomira Inc.*...............................              26,719
  16,500  Cocensys Inc.* .............................              51,047
  10,000  Cortex Pharmaceuticals Inc.*................              24,688
  1,800   Corvas International Inc.* .................               7,931
  2,000   Geron Corp.* ...............................              22,063
  15,000  Guilford Pharmaceuticals Inc.* .............             272,813
  10,000  La Jolla Pharmaceutical Inc.*...............              39,063
  3,000   NPS Pharmaceuticals Inc.*...................              24,375
  30,000  Neurobiological Technology* ................              40,313
  5,000   Nexstar Pharmaceuticals Inc.* ..............              50,625
  1,000   Protein Design Labs Inc.*...................              25,219
  2,000   Sibia Neurosciences Inc.* ..................              13,000
  3,000   Texas Biotech Corp.*........................              15,000
  1,000   Transkaryotic Therapies Inc.* ..............              29,750
  3,000   Vical Inc.*.................................              48,750
  30,000  Xoma Corp.* ................................             145,313
                                                                ----------
                                                                 1,328,157
                                                                ----------
          DRUG DELIVERY 1.73%
  1,000   Dura Pharmaceuticals Inc.* .................              26,156
  10,000  Matrix Pharmaceutical Inc.* ................              49,375
                                                                ----------
                                                                    75,531
                                                                ----------
          PHARMACEUTICALS 9.28%
  30,000  Cephalon Inc.*..............................             316,875
  4,900   Chiron Corp.*...............................              88,353
                                                                ----------
                                                                   405,228
                                                                ----------
          RESEARCH EQUIPMENT 4.29%
  1,000   Aurora Biosciences Corp.*...................               7,625
  2,000   Incyte Pharmaceuticals*.....................              73,438
  3,000   Molecular Dynamics Inc.* ...................              37,875
  18,000  Trega Biosciences Inc.* ....................              68,625
                                                                ----------
                                                                   187,563
                                                                ----------
TOTAL COMMON STOCKS
          (cost $2,193,317)...........................           1,996,479
                                                                ----------
SHORT TERM INVESTMENTS 4.99%
  218,000 Star Treasury Fund
          (cost $218,000).............................             218,000
                                                                ----------
TOTAL INVESTMENTS
          (cost $2,411,317)                      50.71%          2,214,479
Other assets less liabilities.                   49.29%          2,152,524
                                                -------         ----------
TOTAL NET ASSETS                                100.00%         $4,367,002
                                                =======         ==========

* Non income producing security

                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                     SCHEDULES OF INVESTMENTS - MAY 31, 1998
                                   (UNAUDITED)


MURPHY NEW WORLD BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                               VALUE
------                                                               -----
COMMON STOCKS 69.25%
          BIOTECHNOLOGY 19.11%
  24,000  Amylin Pharmaceutical Inc. .................          $  102,375
  5,000   Anergen Inc.* ..............................              11,406
  2,000   Cocensys Inc.* .............................               6,188
  3,000   Cor Therapeutics Inc.* .....................              51,656
  2,500   ISIS Pharmaceuticals* ......................              34,922
  1,500   Ligand Pharmaceuticals Inc. CL B* ..........              20,953
  22,000  Neurobiological Technology*.................              28,563
                                                                ----------
                                                                   257,063
                                                                ----------
          DRUG DELIVERY 4.74%
  19,000  InSite Vision Inc.*.........................              63,828
                                                                ----------
          MEDICAL RESEARCH EQUIPMENT 5.10%
  18,000  Trega Biosciences Inc.*.....................              68,625
                                                                ----------
          MISCELLANEOUS 0.43%
  400     H&Q Life Sciences Invstrs...................               5,775
                                                                ----------
          PHARMACEUTICALS 21.61%
  23,900  Cephalon Inc.*..............................             252,444
  5,550   Dusa Pharmaceuticals Inc....................              38,328
                                                                ----------
                                                                   290,772
                                                                ----------
          SEMI-CONDUCTORS 9.71%
  500     Intel Corp.  ...............................              35,703
  2,000   LSI Logic Corp.* ...........................              42,625
  25,000  Seeq Technology Inc.*.......................              52,344
                                                                ----------
                                                                   130,672
                                                                ----------
          SOFTWARE 8.55%
  10,000  Informix Corp.*.............................              67,813
  10,000  Ross Systems Inc.*..........................              47,188
                                                                ----------
                                                                   115,000
                                                                ----------
TOTAL COMMON STOCKS
          (cost $1,082,677)...........................          $  931,734
                                                                ----------
SHORT TERM INVESTMENTS 7.42%
  99,821  Star Treasury Fund
          (cost $99,821)..............................          $   99,821
                                                                ----------
LONG OPTIONS 0.05%
  50      Cirrus Logic Call Jun/12.50 (cost $3,587)...                 625
                                                                ----------

TOTAL INVESTMENTS
          (cost $1,186,085)                      76.72%          1,032,180
OTHER ASSETS LESS LIABILITIES.                   23.28%            313,282
                                                -------         ----------
TOTAL NET ASSETS                                100.00%         $1,345,462
                                                =======         ==========


PIA SHORT TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
PRINCIPAL
VALUE                                                                VALUE
---------                                                            -----

LONG TERM INVESTMENTS 96.02%
          ADJUSTABLE RATE SECURITIES 22.50%
293,294   FHLMC 609231, due 02/01/24..................        $    300,627
506,056   FHLMC ARM 755204, due 08/01/15..............             526,298
18,366    FHLMC CMO 1210 F, due 01/15/18..............              18,347
27,189    FHLMC CMO 1492FD, due 03/15/23..............              27,081
3,373,281 GNMA ARM 80013, due 11/20/26................           3,445,368
687,380   GNMA ARM 80143, due 12/20/27................             696,942
7,842,041 GNMA MAE 80154, due 01/20/28................           7,951,280
                                                              ------------
                                                                12,965,942
                                                              ------------
          ASSET BACKED 1.84%
1,000,000 Norwest Asset Securities Corp
             7.00%, due 04/25/12......................           1,009,195
52,358    Residential Asset Securitization Trust......              52,721
                                                              ------------
                                                                 1,061,916
                                                              ------------


* Non income producing security

                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                     SCHEDULES OF INVESTMENTS - MAY 31, 1998
                                   (UNAUDITED)



PIA SHORT TERM GOVERNMENT FUND (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
VALUE                                                                VALUE
---------                                                            -----

          CMO 2.46%
1,401,874 Bear Stearns Mort. Secs. Inc. ..............          $1,417,799
                                                                ----------
          COLLATERALIZED MTG. OBLIGATIONS 3.37%
33,698    FNMA 1991-91 F
                5.80625%, due 07/25/98................              33,744
26,135    FNMA 91-121 F
                5.925%, due 09/25/98..................              26,175
3,065     FNMA 92-143 G
                6.75%, due 10/25/18...................               3,056
866,959   FNMA CMO #415842
                11.00%, due 01/01/13..................             930,627
133,035   FNMA CMO 91-113 F
                5.189%, due 03/25/02..................             132,561
802,102   FNMA FNR 1989-5 C
                8.50%, due 12/25/17...................             815,979
                                                                ----------
                                                                 1,942,143
                                                                ----------
          MISCELLANEOUS 0.37%
23,463    FNMA4 91-79 6.025%, due 07/25/98............              23,495
186,452   Prudential Home Ser 1993-59 A5
                7.125%, due 12/25/20..................             187,734
                                                                ----------
                                                                   211,228
                                                                ----------
          U.S. TREASURY OBLIGATIONS 65.48%
3,850,000 U.S. Treasury Note
                5.50%, due 12/31/00...................          $3,843,986
5,000,000 U.S. Treasury Note
                5.875%, due 11/15/99..................           5,525,784
750,000   U.S. Treasury Note
                6.25%, due 08/31/02...................             768,047
8,600,000 U.S. Treasury Note
                5.50%, due 03/31/03...................           8,573,134
2,700,000 U.S. Treasury Note
                7.75%, due 02/15/01...................           2,845,970
1,500,000 U.S. Treasury Note
                6.00%, due 08/15/00...................           1,513,595
$1,700,000U.S. Treasury Note
                6.25%, due 02/28/02...................           1,737,189
3,500,000 U.S. Treasury Note
                6.625%, due 04/30/02..................           3,625,783
1,450,000 U.S. Treasury Note
                5.625%, due 02/28/01..................           1,452,720
2,600,000 U.S. Treasury Note
                6.00%, due 08/15/99...................           2,613,003
5,250,000 U.S. Treasury Note
                5.00%, due 02/15/99...................           5,231,956
                                                               -----------
                                                                37,731,167
                                                               -----------
TOTAL BONDS (cost $55,096,845)........................          55,330,196
                                                               -----------
SHORT TERM INVESTMENTS 3.31%
1,906,284 Star Tresury Fund (cost $1,906,284).........           1,906,284
                                                               -----------
TOTAL INVESTMENTS
          (cost $57,003,129)                     99.33%         57,236,480
Other assets less liabilities                    .0.67%            385,247
                                                -------        -----------
TOTAL NET ASSETS                                100.00%        $57,621,726
                                                =======        ===========


* Non income producing security

                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                     SCHEDULES OF INVESTMENTS - MAY 31, 1998
                                   (UNAUDITED)



PIA GLOBAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
VALUE**                                                              VALUE
---------                                                            -----

LONG TERM INVESTMENTS 97.52%
          FOREIGN GOVERNMENT
          OBLIGATIONS 19.7%
          GREECE
1,200,000 Hellenic Republic Bond 6.95%, due 03/04/08..          $  100,901

          GERMANY
1,400,000 Bundes Obligation 114, 6.50%, due 03/15/00..             818,346
800,000   Bundes Republic Deutschland,
               6.00%, due 07/04/07....................             484,858
                                                                ----------
                                                                 1,303,204
                                                                ----------
                                                                 1,404,105
                                                                ----------
          U.S. GOVERNMENT AGENCIES 13.18%
$105,000  FHLMC CMO, 6.50%, due 11/15/23..............             106,064
300,000   FNR 97-27 A, 7.00%, due 09/18/21............             303,152
550,000   FNMA TBA 30yr, 7.00%, due 06/01/28..........             556,187
                                                                ----------
                                                                   965,403
                                                                ----------
          U.S. GOVERNMENT SECURITIES 65.17%
425,000   U.S. Treasury Note, 6.00%,
               due 08/15/00...........................             428,852
400,000   U.S. Treasury Note, 6.25%
               due 01/31/02...........................             408,625
250,000   U.S. Treasury Note, 5.75%,
               due 11/30/02...........................             251,484
450,000   U.S. Treasury Note, 5.875%,
               due 11/15/05...........................           1,469,939
445,000   U.S. Treasury Note, 6.125%,
               due 08/15/07...........................             459,462
1,220,000 U.S. Treasury Note, 5.50%,
               due 02/15/08...........................           1,212,375
520,000   U.S. Treasury Bond, 6.125%,
               due 11/15/27...........................             543,401
                                                                ----------
                                                                 4,774,138
                                                                ----------
TOTAL LONG TERM INVESTMENTS
          (cost 7,147,252)............................           7,143,646
                                                                ----------
SHORT TERM INVESTMENTS 8.70%
$ 38,069  Star Treasury Fund..........................              38,009
300,000   General Motors Commercial Paper,
                5.48%, due 6/10/98....................             299,589
300,000   Merrill Lynch Commercial Paper,
                5.52%, due 6/10/98....................             299,586
                                                                ----------
TOTAL SHORT TERM INVESTMENTS
          (cost $637,244).............................             637,244
                                                                ----------
TOTAL INVESTMENTS
          (cost $7,784,496)                     106.22%          7,780,890
Liabilities less other assets                    (6.22%)          (455,679)
                                                -------         ----------
TOTAL NET ASSETS                                100.00%         $7,325,211
                                                =======         ==========



* Non income producing security
**Currency of Country indicated

                       See notes to financial statements

                              MONTEREY MUTUAL FUND
              STATEMENTS OF ASSETS AND LIABILITIES - MAY 31, 1998
                                  (UNAUDITED)

                                                       MURPHY
                                                     NEW WORLD                   CAMBORNE
                                                    TECHNOLOGY         OCM       GOVERNMENT       PIA
                                                   CONVERTIBLES        GOLD       INCOME         EQUITY
                                                   ------------        ----       ------         ------
ASSETS
  Investments in securities, at value
     (See Note 5) ..................................  $ 1,305,854  $ 5,661,330   $ 1,101,866  $ 4,989,272
  Cash .............................................        1,357          249             0            0
  Receivable for securities sold ...................            0       13,011             0            0
  Receivable for fund shares sold ..................           50       36,295             0        3,712
  Income receivable ................................       28,427        6,111        13,487        5,371
  Due from investment advisor ......................       11,378            0             0            0
  Prepaid expenses and other .......................        8,788        9,090         8,183       21,147
                                                       ----------   ----------    ----------   ----------
       Total Assets ................................    1,355,852    5,726,084     1,123,536    5,019,502
                                                       ----------   ----------    ----------   ----------
LIABILITIES
  Payable for securities purchased .................            0            0             0       99,671
  Payable for fund shares redeemed .................            0            0         2,742            0
  Accrued expenses and other .......................       24,335       33,477        25,426       25,093
  Dividends payable ................................            0            0         1,798            0
  Due to investment advisor ........................            0        1,209           206        2,015
                                                       ----------   ----------    ----------   ----------
          Total Liabilities ........................       24,335       34,686        30,172      126,779
                                                       ----------   ----------    ----------   ----------
NET ASSETS
  Capital stock, no par value; unlimited shares
     authorized; shares outstanding ................    2,223,215    8,828,001     1,347,399    4,435,991
  Undistributed net investment income (loss) .......       27,061      (18,210)          499         (730)
  Accumulated net realized gain (loss) on
     investments and foreign currencies ............     (874,844)  (2,220,328)     (309,161)     236,171
  Net unrealized appreciation (depreciation)
     on investments and foreign currencies .........      (43,915)    (898,065)       54,627      221,291
                                                      ----------   ----------    ----------   ----------
  Net Assets .......................................  $1,331,517   $5,691,398    $1,093,364   $4,892,723
                                                      ==========   ==========    ==========   ==========
CALCULATION OF MAXIMUM OFFERING PRICE
  Net asset value and redemption price per share ...  $   25.66    $     5.37    $    14.02   $    20.07
  Maximum sales charge (4.50% of offering price
     for Camborne Government Income,
     OCM Gold, PIA Equity) .........................       0.00          0.25         0.66          0.95
                                                      ----------   ----------   -----------   ----------
  Offering price to public ........................   $   25.66    $     5.62    $   14.68    $    21.02
                                                      ==========   ==========    ==========   ==========
  Shares Outstanding ...............................     51,896     1,060,643       77,978       243,795





                       See notes to financial statements

                              MONTEREY MUTUAL FUND
         STATEMENTS OF ASSETS AND LIABILITIES - MAY 31, 1998 (CONTINUED)
                                   (UNAUDITED)

                                                                                                   PIA
                                                                  MURPHY          MURPHY       SHORT TERM
                                                                 NEW WORLD       NEW WORLD     GOVERNMENT          PIA
                                                               BIOTECHNOLOGY    TECHNOLOGY     SECURITIES      GLOBAL BOND
                                                               -------------    ----------     ----------      -----------
ASSETS
  Investments in securities, at value
          (See Note 5) .....................................    $ 2,214,479     $ 1,032,180     $57,236,480     $7,780,920
  Cash .....................................................      2,199,390         256,827               0              0
  Receivable for securities sold ...........................              0         128,971               0              0
  Receivable for fund shares sold ..........................         20,000           2,000       1,024,121              0
  Income receivable ........................................            829             281         579,960        102,413
  Due from investment advisor ..............................            894          10,616               0          1,962
  Prepaid expenses and other ...............................          4,405          12,569          19,259          4,522
                                                                -----------     -----------    ------------    -----------
       Total Assets ........................................      4,439,997       1,443,444      58,859,820      7,889,817
                                                                -----------     -----------    ------------    -----------
LIABILITIES
  Payable for securities purchased .........................         41,875          80,344               0        556,188
  Payable for fund shares redeemed .........................         18,052               0         190,000              0
  Accrued expenses and other ...............................         13,067          17,638          19,023          8,418
  Dividends payable ........................................              0               0          27,331              0
  Due to investment advisor ................................              0               0           1,741              0
                                                                 -----------     -----------    -----------     ----------
          Total Liabilities ................................         72,995          97,982         238,095        564,606
                                                                 -----------     -----------    -----------     ----------
NET ASSETS
  Capital stock, no par value; unlimited shares
     authorized; shares outstanding ........................      4,637,900       1,506,355      58,236,978      7,350,326
  Undistributed net investment income (loss) ...............        (32,428)        (15,380)              0          6,119
  Accumulated net realized gain (loss) on
     investments and foreign currencies ....................        (41,631)          8,392         151,397        (27,659)
  Net unrealized appreciation (depreciation)
     on investments and foreign currencies .................       (196,839)       (153,905)        233,351         (3,577)
                                                                -----------     -----------    ------------    -----------
  Net Assets ...............................................    $ 4,367,002     $ 1,345,462     $58,621,726    $ 7,325,210
                                                                ===========     ===========    ============    ===========
CALCULATION OF MAXIMUM OFFERING PRICE
  Net asset value and redemption price per share ...........    $      7.28     $     15.28     $     10.27    $     20.37
  Maximum sales charge (4.50% of offering price
          for Camborne Government Income,
          OCM Gold, PIA Equity) ............................           0.00            0.00            0.00           0.00
                                                                -----------     -----------    ------------    -----------
  Offering price to public .................................    $      7.28     $     15.28    $      10.27    $     20.37
                                                                ===========     ===========    ============    ===========
  Shares Outstanding .......................................        599,532          88,062       5,706,607        359,623





                       See notes to financial statements

                              MONTEREY MUTUAL FUND
        STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)


                                                                         MURPHY
                                                                        NEW WORLD                        CAMBORNE
                                                                        TECHNOLOGY          OCM         GOVERNMENT            PIA
                                                                       CONVERTIBLES        GOLD           INCOME            EQUITY
                                                                       -------------------------------------------------------------
INVESTMENT INCOME
        Interest ...............................................       $  45,990        $  22,454         $ 40,173        $   2,699
        Dividends ..............................................           2,588           15,945                0           44,033
        Other income ...........................................               0                0                0                0
                                                                       ---------        ---------         --------        ---------
                Total Investment Income ........................          48,578           38,399           40,173           46,733
                                                                       ---------        ---------         --------        ---------
EXPENSES
        Distribution fees (Note 4) .............................           1,760           22,968              555            5,187
        Adviser & sub-adviser fees (Note 3) ....................           4,434           23,200            2,220           20,746
        Transfer agent fees ....................................           7,892            7,943            7,858            7,875
        Administrative fees (Note 3) ...........................           8,435            8,447            8,339            8,361
        Custodian fees .........................................           1,105            1,105            1,105            1,105
        Audit fees .............................................           4,560            4,326            3,631            4,092
        Legal fees .............................................           4,593            4,634            4,634            4,634
        Registration fees ......................................          15,600            3,727            3,608            1,189
        TrusteesO fees .........................................             972            1,034              970              971
        Printing expense .......................................           2,185            2,192            2,073            2,131
        Amortization of deferred organization expenses .........               0                0                0                0
        Postage expense ........................................             556              557              537              543
        Other expenses .........................................           2,376            2,379            2,354            2,362
                                                                       ---------        ---------         --------        ---------
        Total expenses .........................................          54,468           82,512           37,884           59,195
        Less: Expense reimbursement from adviser and
                sub-adviser ....................................         (37,295)         (25,903)         (31,778)         (11,732)
                                                                       ---------        ---------         --------        ---------
        Net expenses ...........................................          17,173           56,609            6,106           47,463
                                                                       ---------        ---------         --------        ---------
        Net Investment Income (Loss) ...........................          31,405          (18,210)          34,067             (730)
                                                                       ---------        ---------         --------        ---------

REALIZED AND UNREALIZED GAIN
                (LOSS) ON INVESTMENTS
        Net Realized Gain (Loss) on Investments
                and foreign currencies .........................         (39,134)        (138,855)          12,110          226,743
        Net Change in Unrealized Appreciation on
                Investments and foreign currencies .............         (21,016)         354,008           (7,983)          81,805
                                                                       ---------        ---------         --------        ---------
        Net Gain (Loss) on Investments .........................         (60,150)         215,153            4,127          308,548
                                                                       ---------        ---------         --------        ---------
        Net Increase (Decrease) in Net Assets
                Resulting from Operations ......................       $ (28,745)       $ 196,943         $ 38,194        $ 307,818
                                                                       =========        =========         ========        =========

                       See notes to financial statements

                              MONTEREY MUTUAL FUND
   STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED MAY 31, 1998 (CONTINUED)
                                   (UNAUDITED)



                                                                                                        PIA
                                                                   MURPHY            MURPHY          SHORT-TERM
                                                                  NEW WORLD         NEW WORLD        GOVERNMENT            PIA
                                                                BIOTECHNOLOGY       TECHNOLOGY       SECURITIES        GLOBAL BOND
                                                                --------------------------------------------------------------------


INVESTMENT INCOME
     Interest ..............................................      $     3,489       $     1,630       $ 1,587,841       $   174,615
     Dividends .............................................                0                50                 0                 0
     Other income ..........................................              118                 0                 0                 0
                                                                  -----------       -----------       -----------       -----------
         Total Investment Income                                        3,607             1,680         1,587,841           174,615
                                                                  -----------       -----------       -----------       -----------
EXPENSES
     Distribution fees (Note 4) ............................            3,692             1,748            13,439                 0
     Adviser & sub-adviser fees (Note 3) ...................           14,768             6,992            53,757            13,245
     Transfer agent fees ...................................            7,919             7,877             4,144             7,480
     Administrative fees (Note 3) ..........................            8,435             8,385            20,599             6,798
     Custodian fees ........................................            1,105             1,105            13,439             3,591
     Audit fees ............................................            2,690             2,691             2,691             2,493
     Legal fees ............................................            4,634             4,634             4,634             3,740
     Registration fees .....................................           21,329            17,378             8,301             2,992
     Trustees' fees ........................................              971               971               939               748
     Printing expense ......................................            2,187             2,131             2,065               748
     Amortization of deferred organization expenses ........            1,014             1,014                 0               120
     Postage expense .......................................              555               546               539               124
     Other expenses ........................................            2,376             2,376             2,463             1,695
                                                                  -----------       -----------       -----------       -----------
     Total expenses ........................................           71,675            57,846           127,010            43,774
     Less: Expense reimbursement from adviser and
        sub-adviser ........................................          (35,640)          (40,786)          (45,935)          (26,413)
                                                                  -----------       -----------       -----------       -----------
     Net expenses...........................................           36,035            17,060            81,075            17,361
                                                                  -----------       -----------       -----------       -----------
     Net Investment Income (Loss)...........................          (32,428)          (15,380)        1,506,766           157,254

REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS
     Net Realized Gain (Loss) on Investments
        and foreign currencies .............................           63,867           (24,095)          156,333             8,566
     Net Change in Unrealized Appreciation on
        Investments and foreign currencies..................         (293,669)          (33,954)          (26,256)           11,856
                                                                  -----------       -----------       -----------       -----------
        Net Gain (Loss) on Investments......................         (229,802)          (58,049)          130,077            20,422
                                                                  -----------       -----------       -----------       -----------
        Net Increase (Decrease) in Net Assets
             Resulting from Operations......................      $  (262,230)      $   (73,429)      $ 1,636,843       $   177,676
                                                                  ===========       ===========       ===========       ===========



                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                       STATEMENTS OF CHANGES IN NET ASSETS




                                                        MURPHY NEW                                                CAMBORNE
                                                     WORLD TECHNOLOGY                      OCM                   GOVERNMENT
                                                       CONVERTIBLES                        GOLD                    INCOME
                                                 ----------------------------------------------------------------------------------

                                                  SIX MONTHS      YEAR ENDED   SIX MONTHS    YEAR ENDED      SIX MONTHS   YEAR ENDED
                                                 ENDED MAY 31,     NOV. 30,   ENDED MAY 31,    NOV. 30,     ENDED MAY 31,   NOV. 30,
                                                     1998            1997        1998            1997           1998         1997
                                                  (UNAUDITED)                 (UNAUDITED)                   (UNAUDITED)
                                                 -----------------------------------------------------------------------------------
OPERATIONS
  Net investment income (loss) ................    $   31,405   $   11,556   $  (18,210)    $  (27,596)       34,067     $   63,513
  Net realized gain (loss) on
          investments and foreign currencies ..       (39,134)     336,435     (138,855)        19,533        12,110        (10,449)
  Net change in unrealized appreciation
          on investments and foreign currencies       (21,016)    (351,081)     354,008     (1,008,814)       (7,983)        33,537
                                                   ----------    ---------   ----------     ----------       -------     ----------
  Net increase (decrease) in net assets
          resulting from operations ...........       (28,745)      (3,090)     196,943     (1,016,877)       38,194         86,601
                                                   ----------    ---------   ----------     ----------       -------     ----------
  Net equalization (debits) credits ...........             0            0            0              0           428           (755)
                                                   ----------    ---------   ----------     ----------       -------     ----------
DIVIDENDS PAID TO SHAREHOLDERS
  Dividends from net investment income ........       (16,073)           0            0              0       (36,578)       (60,248)
  Dividends from capital gain .................             0            0            0              0             0              0
                                                   ----------    ---------   ----------     ----------       -------     ----------
                                                      (16,073)           0            0              0       (36,578)       (60,248)
                                                   ----------    ---------   ----------     ----------       -------     ----------
FUND SHARE TRANSACTIONS
  Net proceeds from shares sold ...............        29,734      153,112    3,915,703      2,054,956       179,492         24,703
  Dividends reinvested ........................        15,073            0            0              0        27,830         55,980
  Payment for shares redeemed .................      (103,068)    (274,985)     (48,568)      (941,627)      (77,100)      (437,944)
                                                   ----------    ---------   ----------     ----------       -------     ----------
  Net increase (decrease) in net assets
          from fund share transactions ........       (58,261)    (121,873)   3,867,135      1,113,329       130,222       (357,261)
                                                   ----------    ---------   ----------     ----------       -------     ----------
  Net increase (decrease) in net assets .......      (103,079)    (124,963)   4,064,078         96,452       132,266       (331,663)

  NET ASSETS, BEGINNING OF PERIOD .............     1,434,596    1,559,559    1,627,320      1,530,868       961,098      1,292,761
                                                   ----------    ---------   ----------     ----------       -------     ----------
  NET ASSETS, END OF PERIOD ...................    $1,331,517   $1,434,596   $5,691,398     $1,627,320    $1,093,364    $   961,098
                                                   ==========   ==========   ==========     ==========    ==========    ===========

CHANGES IN SHARES OUTSTANDING
  Shares sold .................................         1,122        5,719      749,983        279,147        12,886          1,837
  Shares issued on reinvestment
          of dividends ........................           581            0            0              0         1,989          4,103
  Shares redeemed .............................        (3,911)     (10,154)      (9,297)      (143,814)       (5,562)       (32,396)
                                                   ----------    ---------   ----------     ----------       -------     ----------
  Net Increase (decrease) in
          shares outstanding ..................        (2,208)      (4,435)     740,686        135,333         9,313       (26,456)
                                                   ==========   ==========   ==========     ==========    ==========    ===========


                       See notes to financial statements


*Commencement of operations
                                      -14-

                              MONTEREY MUTUAL FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                    MURPHY                 MURPHY
                                                                  PIA                              NEW WORLD             NEW WORLD
                                                                 EQUITY                          BIOTECHNOLOGY          TECHNOLOGY
                                                      ------------------------------------------------------------------------------

                                                       SIX MONTHS          YEAR ENDED      SIX MONTHS      YEAR ENDED    SIX MONTHS
                                                      ENDED MAY 31,         NOV. 30,      ENDED MAY 31,     NOV. 30,   ENDED MAY 31,
                                                          1998                1997            1998            1997         1998
                                                        UNAUDITED                          (UNAUDITED)                  (UNAUDITED)
                                                      ------------------------------------------------------------------------------


OPERATIONS
  Net investment income (loss) ....................    $     (730)       $     (899)    $  (32,428)   $   (22,562)     (15,380)
  Net realized gain (loss) on
          investments and foreign currencies ......       226,743           325,095         63,867        (41,445)     (24,095)
  Net change in unrealized appreciation
          on investments and foreign currencies ...        81,805          (125,645)      (293,669)       136,885      (33,954)
                                                       ----------        ----------      ---------    -----------    ----------
  Net increase (decrease) in net assets
          resulting from operations ...............       307,818           198,551       (262,230)       72,878       (73,429)
                                                       ----------        ----------      ---------    -----------    ----------
  Net equalization (debits) credits ...............             0                 0              0              0            0
                                                       ----------        ----------      ---------    -----------    ----------
DIVIDENDS PAID TO SHAREHOLDERS
  Dividends from net investment income ............             0                 0              0              0            0
  Dividends from capital gain .....................      (320,265)          (22,842)             0              0     (190,274)
                                                       ----------        ----------      ---------    -----------    ----------
                                                         (320,265)          (22,842)             0              0     (190,274)
                                                       ----------        ----------      ---------    -----------    ----------

FUND SHARE TRANSACTIONS
  Net proceeds from shares sold ...................     2,004,321         2,289,022      2,601,221      2,665,166      386,454
  Dividends reinvested ............................       238,717            21,270              0              0      171,796
  Payment for shares redeemed .....................      (114,817)         (424,338)      (324,978)      (616,300)    (388,107)
                                                       ----------        ----------      ---------    -----------    ----------
  Net increase (decrease) in net assets
          from fund share transactions ............     2,128,221         1,885,954      2,276,243      2,048,866      170,143
                                                       ----------        ----------      ---------    -----------    ----------
      Net increase (decrease) in net assets .......     2,115,774         2,061,663      2,014,013      2,121,744      (93,560)
      NET ASSETS, BEGINNING OF PERIOD .............     2,776,949           715,286      2,352,989        231,245    1,439,022
                                                       ----------        ----------      ---------    -----------   ----------
      NET ASSETS, END OF PERIOD ...................    $4,892,723        $2,776,949     $4,367,002     $2,352,989   $1,345,462
CHANGES IN SHARES OUTSTANDING
  Shares sold .....................................       103,095           118,526        351,869        342,349       24,489
  Shares issued on reinvestment
          of dividends ............................        12,705             1,195              0              0       12,431
  Shares redeemed .................................        (5,594)          (22,574)       (43,925)       (82,922)     (23,870)
                                                       ----------        ----------      ---------    -----------   ----------
  Net Increase (decrease) in
          shares outstanding ......................       110,205            97,147        307,944        259,427       13,050
                                                       ==========        ==========      =========    ===========   ==========


                        See notes to financial statements

                              MONTEREY MUTUAL FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                    PIA
                                                                                SHORT-TERM
                                                                                GOVERNMENT                          PIA
                                                                                SECURITIES                      GLOBAL BOND
                                                                                                                      FOR THE PERIOD
                                                         YEAR ENDED      SIX MONTHS      YEAR ENDED      SIX MONTHS    MAY 31, 1997
                                                          NOV. 30,      ENDED MAY 31,      NOV. 30,     ENDED MAY 31,  TO NOV. 30,
                                                           1997            1998              1997           1998           1997
                                                                         (UNAUDITED)                     (UNAUDITED)
                                                       -----------------------------------------------------------------------------
OPERATIONS
  Net investment income (loss) .....................   $    (24,615)   $  1,506,766    $  1,770,843    $    157,254         125,165
  Net realized gain (loss) on
          investments and foreign currencies........        220,579         156,333          48,409           8,566         (23,939)
  Net change in unrealized appreciation
          on investments and foreign currencies ....       (230,396)        (26,256)        164,144          11,856         (15,432)
                                                       ------------    ------------    ------------    ------------       ---------
  Net increase (decrease) in net assets
          resulting from operations ................        (34,432)      1,636,843       1,983,396         177,676          85,794
                                                       ------------    ------------    ------------    ------------       ---------
  Net equalization (debits) credits ................              0               0               0               0               0
                                                       ------------    ------------    ------------    ------------       ---------
DIVIDENDS PAID TO SHAREHOLDERS
  Dividends from net investment income .............              0      (1,506,766)     (1,770,843)       (167,514)       (121,071)
  Dividends from capital gain ......................        (25,966)        (49,445)        (19,653)              0               0
                                                       ------------    ------------    ------------    ------------       ---------
                                                            (25,966)     (1,556,211)     (1,790,496)       (167,514)       (121,071)
                                                       ------------    ------------    ------------    ------------       ---------
FUND SHARE TRANSACTIONS
  Net proceeds from shares sold ....................      1,284,920       8,654,418      34,947,791         157,301       5,400,000
  Dividends reinvested .............................         24,991       1,611,838       1,549,280       1,572,860         120,164
  Payment for shares redeemed ......................       (696,855)     (4,637,448)     (4,241,857)              0               0
                                                       ------------    ------------    ------------    ------------       ---------
  Net increase (decrease) in net assets
          from fund share transactions .............        613,056       5,628,808      32,255,214       1,730,161       5,520,164
                                                       ------------    ------------    ------------    ------------       ---------
   Net increase (decrease) in net assets ...........        552,658       5,709,440      32,448,114       1,740,323       5,484,887
   NET ASSETS, BEGINNING OF PERIOD .................        886,364      52,912,286      20,464,172       5,584,887         100,000
                                                       ------------    ------------    ------------    ------------       ---------

   NET ASSETS, END OF PERIOD .......................   $  1,439,022    $ 58,621,726    $ 52,912,286    $  7,325,210    $  5,584,887
                                                       ============    ============    ============    ============    ============
CHANGES IN SHARES OUTSTANDING
  Shares sold ......................................         64,714         842,108       3,418,519          77,101         263,772
  Shares issued on reinvestment
          of dividends .............................          1,245         156,893         151,712           7,762           5,988
  Shares redeemed ..................................        (34,173)       (451,609)       (414,658)              0               0
                                                       ------------    ------------    ------------    ------------       ---------
  Net Increase (decrease) in
          shares outstanding........................         31,786         547,392       3,155,573          84,863         269,760
                                                       ============    ============    ============    ============    ============


                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 1998
                                  (UNAUDITED)


NOTE 1. ORGANIZATION

     Monterey Mutual Fund (the "Fund"), formerly Monitrend Mutual Fund, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on January 6, 1984 and consists of eight series of shares: the PIA Short Term Government Securities Series, the Camborne Government Income Series (formerly Government Income), the OCM Gold Series (formerly Gold), the PIA Equity Series (formerly Growth), the Murphy New World Biotechnology Series (formerly Gaming and Leisure), the Murphy New World Technology Series (formerly Technology), the Murphy New World Technology Convertibles Series (formerly Growth & Income), and the PIA Global Bond Series (collectively the "Series"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the series are: (1) the PIA Short-Term Government Securities Series, (the "Short-Term Government Series"), to provide investors a high level of current income, consistent with low volatility of principal through investing in short term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) the Camborne Government Income Series, (the "Government Series"), growth of capital, whether over the short or long-term, income and preservation of capital; (3) the OCM Gold Series, (the "Gold Series"), long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals; (4) the PIA Equity Series, (the "Equity Series"), long-term growth of capital; (5) the Murphy New World Biotechnology Series, (the "Biotechnology Series"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in biotechnology; (6) the Murphy New World Technology Series, (the "Technology Series"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in technology; (7) the Murphy New World Technology Convertibles Series (the "Convertibles Series"), to maximize total return through a combination of capital appreciation and income; and (8) the PIA Global Bond Series, (the "Global Bond Series"), to provide a high level of current income through investing in bonds denominated in U.S. dollars and other currencies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Series in the preparation of their financial statements.

     SECURITY VALUATION--Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

     OPTIONS--When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

     FUTURES CONTRACTS--The Equity Series, the Biotechnology Series, the Technology Series, the Convertibles Series, the Government Series, and the Global Bond Series may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Series enters a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Series agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Series as unrealized gains or losses. When the futures contract expires or is closed by the Series, it realizes a gain or loss.

                              MONTEREY MUTUAL FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 1998 (CONTINUED)
                                   (UNAUDITED)


     FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK--Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

     The predominant market risk is that movements in the prices of the Fund's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.

     Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Fund's futures transactions; therefore the Fund's credit risk is limited to the failure of the exchange.

     Subsequent market fluctuations of securities sold short may require a Fund to purchase securities at prices which exceed the value reflected on the Statement of Assets and Liabilities.

     FEDERAL INCOME TAXES--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Series paid no Federal Income taxes and no Federal income tax provision was required. At November 30, 1997, Convertibles had a capital loss carry forward of $835,710 expiring as follows: $78,279 in 1998, $739,182 in 1999, and $18,249 in
2002. Gold had a capital loss carryover of $2,080,045 expiring as follows:
$173,743 in 1998, $95,110 in 1999, $335,282 in 2000, $348,419 in 2001,
$1,039,696 in 2002 and $87,795 in 2003. Government had a capital loss carry forward of $314,800 expiring as follows: $281,460 in 1998, $12,593 in 2003,
$16,768 in 2004 and $3,979 in 2005. The Biotechnology Series had a capital loss carry forward of $105,498 expiring as follows: $2,547 in 2002 and $61,506 in 2003 and $41,445 in 2005.

     ORGANIZATIONAL COSTS--These costs have been capitalized and are being amortized using the straight-line method over a period of sixty months beginning on commencement of operations.

     OTHER--Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

     The Convertibles Series has an investment advisory agreement with Murphy Investment Management, Inc. ("Murphy"). The Convertibles Series pays Murphy a fee computed daily and payable monthly, at the following annual rate based upon daily net assets:

                    ASSETS                             FEE RATE
                    ------                             --------
                    0 to $150 million................   0.625%
                    $150 million to $250 million.....   0.500%
                    Over $250 million................   0.375%

     The Biotechnology Series and Technology Series also have an investment advisory agreement with Murphy. Each Series pays Murphy a fee, computed daily and payable monthly, at an annual rate of 1.00% of their respective net assets.

     The Gold Series has an advisory agreement with Orrell Capital Management, a division of Orrell and Company, Inc. ("Orrell"). Under the agreement, the Gold Series pays Orrell a fee computed daily and payable monthly, at the following annual rates based upon daily net assets:

                    ASSETS                             FEE RATE
                    ------                             --------
                    0 to $50 million.................  1.000%
                    $50 million to $75 million.......  0.875%
                    $75 million to $100 million......  0.750%
                    $100 million to $150 million.....  0.625%
                    $150 million to $250 million.....  0.500%
                    Over $250 million................  0.375%

     The Equity Series has an investment advisory agreement with Pacific Income Advisors, Inc. ("PIA"). Equity pays PIA a fee computed daily and payable monthly, at the following annual rate based upon daily net assets:

                              MONTEREY MUTUAL FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 1998 (CONTINUED)
                                   (UNAUDITED)

                    ASSETS                             FEE RATE
                    ------                             --------
                    0 to $50 million.................  1.000%
                    $50 million to $75 million.......  0.875%
                    $75 million to $100 million......  0.750%
                    $100 million to $150 million.....  0.625%
                    $150 million to $250 million.....  0.500%
                    Over $250 million................  0.375%

     The Short-Term Government Series and Global Bonds Series each has an investment advisory agreement with PIA. Each Series pays PIA a fee, computed daily and payable monthly, at an annual rate of 0.20% and 0.40%, respectively, of their net assets.

     The Government Series has both an investment advisory agreement and a sub-advisory agreement with PIA. Under the agreements, Government pays PIA fees, computed daily and payable monthly, at an annual rate of 0.40% of the Government Fund's daily net assets; and PIA pays Camborne Advisors, Inc. a fee computed daily and paid monthly at an annual rate of 0.20% of the Government Fund's daily net assets.

     During the six months ended May 31, 1998 the advisers agreed to reimburse the series for expenses in excess of 2.44% of average net assets (for the Gold, Biotechnology, Technology and Convertibles Series), 1.80% of average net assets for the Equity Series (2.44% until March 31, 1998), 1.10% of average net assets for the Government Series, 0.51% of average net assets of the Global Bond Series and 0.30% of average net assets of the Short-Term Government Series. The amounts reimbursed by the advisers in 1998 are set forth in the Statement of Operations.


     The Fund has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, at an annual rate of 0.1% of average daily net assets, subject to a monthly minimum.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

     Syndicated Capital, Inc. serves as the Distributor of each Series's shares. The President and sole shareholder of the Distributor is also the Chairman and minority shareholder of PIA, as well as a trustee of the Fund.

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes each Series, exept the Global Bond Series, to reimburse the Distributor for marketing expenses incurred in distributing shares of each Series, including the cost of printing sales material and making payments to dealers in each Series shares, in any fiscal year, subject to a limit of 0.99% for the Gold, 0.25% for the Equity Series, Biotechnology, Technology and Convertibles Series, 0.10% for the Government Series, and 0.05% for the Short-Term Government Series. Distribution fees incurred by each Series are set forth in the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES

     The cost of purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 1998, were as follows:

                                                PURCHASES      SALES
                                                ---------      -----
              Convertibles Series.............. $  677,719   $ 151,337
              Gold Series......................  3,439,312      34,558
              Government Series................    782,417     702,791
              Equity Series....................  3,747,745   1,971,263
              Biotechnology Series.............  2,819,930   2,224,161
              Technology Series................  1,144,330   1,327,858
              Short-Term Government Series..... 54,737,293  48,149,189
              Global Bond Series............... 12,430,422   9,558,169

     Unrealized appreciation and depreciation on investments at May 31, 1998 based on cost for Federal income taxes, are as follows:

                                        Unrealized     Unrealized
                                       Appreciation   Depreciation     Net
                                       ------------   ------------     ---
        Convertibles Series............  $029,172   ($0073,087)    ($043,915)
        Gold Series....................   148,202   (1,046,267)     (898,065)
        Government Series..............    57,033       (2,406)       54,627
        Equity Series..................   353,985     (132,694)      221,291
        Biotechnology Series...........    25,074     (221,913)     (196,839)
        Technology Series..............    47,083     (200,988)     (153,905)
        Short-Term Government Series...   285,234      (51,883)      233,351
        Global Bond Series.............    39,982      (43,588)       (3,606)

         MONTEREY MUTUAL FUND MURPHY NEW WORLD TECHNOLOGY CONVERTIBLES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                              SIX MONTHS ENDED
                                                  MAY 31,                              FOR THE YEAR ENDED NOVEMBER 30,
                                                   1998               1997*         1996          1995         1994         1993
                                              --------------------------------------------------------------------------------------
                                                 (UNAUDITED)
Net asset value, beginning
   of period ..................................   $    26.52     $    26.64    $    21.42    $    16.67    $    17.20    $    18.53
                                                  ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income .........................         0.58           0.21          0.01          0.02          0.09          0.07
Net realized and unrealized gain (loss)
   on investments .............................        (1.14)         (0.33)         5.23          4.82         (0.58)        (1.22)
                                                  ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations ..............        (0.56)         (0.12)         5.24          4.84         (0.49)        (1.15)
                                                  ----------     ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
Dividends from net investment income ..........        (0.30)          0.00         (0.02)        (0.09)        (0.04)        (0.18)
                                                  ----------     ----------    ----------    ----------    ----------    ----------
Total distributions ...........................        (0.30)          0.00         (0.02)        (0.09)        (0.04)        (0.18)
                                                  ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period ................   $    25.66     $    26.52    $    26.64    $    21.42    $    16.67    $    17.20
                                                  ==========     ==========    ==========    ==========    ==========    ==========
Total return** ................................       (2.12%)         (.45%)       24.49%        29.19%        (2.86%)       (6.26%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (in 000's) .................................       1,331          1,435         1,560         1,377         1,573         2,538
Ratio of expenses to average
   net assets# ................................        2.44%+         2.44%         2.26%         2.44%         2.44%         2.44%
Ratio of net investment income
   (loss) to average net assets ...............        3.04%+          .76%         0.04%         0.10%         0.46%         0.21%
Portfolio turnover rate .......................       11.75%         85.91%        80.93%       151.86%            0%         1.59%



** Excluding sales charge.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratios of expenses to average net assets would have been 7.74%, 6.83%, 5.11%, 6.08%, 5.46% and 4.39%, respectively.
* On 12/31/96 Murphy Investment Management, Inc. became the Fund's investment adviser. From 2/1/95 to 12/31/96 MidCap Associates, Inc. was the Fund's investment adviser. Prior to 2/1/95, Monitrend Investment Management, Inc., was the Fund's investment adviser.
+  Annualized.




                       See notes to financial statements

                         MONTEREY MUTUAL FUND, OCM GOLD
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                 SIX MONTHS ENDED
                                                      MAY 31,                       FOR THE YEAR ENDED NOVEMBER 30,
                                                       1998             1997++         1996        1995        1994        1993
                                                 -----------------------------------------------------------------------------------
                                                    (UNAUDITED)


Net asset value, beginning
of period .......................................     $     5.09     $     8.29    $     5.91    $   5.87    $   11.94    $    9.84
                                                      ----------     ----------    ----------    --------    ---------    ---------
Income from investment operations
Net investment income ...........................          (0.02)         (0.09)        (0.15)      (0.09)       (0.15)       (0.09)
Net realized and unrealized gain (loss)
on investments ..................................           0.30          (3.11)         2.53        0.13        (5.92)        2.20
                                                      ----------     ----------    ----------    --------    ---------    ---------
Total from investment operations ................           0.28          (3.20)         2.38        0.04        (6.07)        2.11
                                                      ----------     ----------    ----------    --------    ---------    ---------

Less distributions
Dividends from net investment
income ..........................................           0.00           0.00          0.00        0.00         0.00        (0.01)
                                                      ----------     ----------    ----------    --------    ---------    ---------
Total distributions .............................           0.00           0.00          0.00        0.00         0.00        (0.01)
                                                      ----------     ----------    ----------    --------    ---------    ---------
Net asset value, end of period ..................     $     5.37     $     5.09    $     8.29    $   5.91    $    5.87   $    11.94
                                                      ==========     ==========    ==========    ========    =========    =========
Total return** ..................................          5.50%        (38.60%)       40.27%       0.68%      (50.84%)      21.47%

Ratios/supplemental data
Net assets, end of period
(in 000's) ......................................         5,691          1,627         1,531         421        1,274        3,147
Ratio of expenses to average
net assets# .....................................          2.44%+         2.44%         2.37%       2.44%        2.45%        2.43%
Ratio of net investment income
(loss) to average net assets ....................         (0.78%)        (1.60%)       (1.72%)     (1.57%)      (1.26%)      (0.84%)
Portfolio turnover rate .........................           .77%         17.68%        35.70%      15.57%         229%         969%



*   Based on average shares outstanding.
**  Excluding sales charge.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratios of expenses to average net assets would have been 3.54%, 5.78%, 6.15%, 12.52%, 5.58% and 4.55%, respectively.
++ On 12/13/96 Orrell and Company, Inc. became the Fund's investment adviser. Prior to 12/31/96 Monitrend Investment Management, Inc. was the Fund's investment adviser except during the period between February 1, 1991 to August 17, 1994 when the investment adviser was Kensington Capital Management Inc.
+   Annualized.




                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                           CAMBORNE GOVERNMENT INCOME
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                 SIX MONTHS ENDED
                                                      MAY 31,                               FOR THE YEAR ENDED NOVEMBER 30,
                                                       1998             1997++         1996        1995        1994        1993
                                                 -----------------------------------------------------------------------------------
                                                    (UNAUDITED)


Net asset value, beginning
of period .......................................     $    14.00     $    13.59    $    13.88    $  12.76   $    14.16   $    13.13
                                                      ----------     ----------    ----------    --------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income ...........................           0.43           0.89          0.73        0.81         0.87         0.72
Net realized and unrealized gain (loss)
on investments ..................................           0.08           0.38         (0.28)       1.12        (1.39)        1.08
                                                      ----------     ----------    ----------    --------   ----------   ----------
Total from investment operations ................           0.51           1.27          0.45        1.93        (0.52)        1.80
                                                      ----------     ----------    ----------    --------   ----------   ----------
LESS DISTRIBUTIONS
Dividends from net investment
income ..........................................          (0.49)         (0.86)        (0.74)      (0.81)       (0.81)       (0.77)
                                                      ----------     ----------    ----------    --------   ----------   ----------
Total distributions .............................          (0.49)         (0.86)        (0.74)      (0.81)       (0.81)       (0.77)
                                                      ----------     ----------    ----------    --------   ----------   ----------
Net asset value, end of period ..................     $    14.02     $    14.00    $    13.59    $  13.88    $   12.76    $   14.16
                                                      ==========     ==========    ==========    ========   ==========   ==========
Total return** ..................................          5.50%        (38.60%)       40.27%       0.68%      (50.84%)      21.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in 000's) ......................................         1,093            961         1,293         947          882         1,280
Ratio of expenses to average
net assets# .....................................          1.10%+         1.10%         1.07%       1.10%        1.10%        1.10%
Ratio of net investment income
(loss) to average net assets ....................          6.13%+         6.53%         5.35%       6.04%        6.47%        5.14%
Portfolio turnover rate .........................         62.29%+       111.26%       129.17%      91.03%       66.36%         118%



**  Excluding sales charge.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratios of expenses to average net assets would have been 6.82%, 6.98%, 5.68%, 5.73%, 5.52% and 3.66%, respectively.
++  On 12/13/96 Camborne Investment Corp. became the Fund's sub-adviser.
    Prior to 12/13/96, Pacific Income Advisers, Inc. was the Fund's
    investment adviser.
+   Annualized.



                       See notes to financial statements

                        MONTEREY MUTUAL FUND, PIA EQUITY
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                   SIX MONTHS ENDED
                                                        MAY 31,                       FOR THE YEAR ENDED NOVEMBER 30,
                                                         1998             1997++        1996*        1995*        1994        1993
                                                   ---------------------------------------------------------------------------------
                                                     (UNAUDITED)


Net asset value, beginning of period ................   $    20.79     $    19.63     $  15.36     $  11.12     $ 13.35   $   13.59
                                                        ----------     ----------     --------     --------     -------   ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) ...............................         0.00          (1.21)       (0.37)       (0.24)      (0.52)     (0.20)
Net realized and unrealized gain (loss)
  on investments ....................................         1.68           3.05         4.64         4.48       (1.71)     (0.04)
                                                        ----------     ----------     --------     --------     -------   --------
Total from investment operations ....................         1.68           1.84         4.27         4.24       (2.23)     (0.24)
                                                        ----------     ----------     --------     --------     -------   --------

LESS DISTRIBUTIONS
Dividends from net investment income ................         0.00           0.00         0.00         0.00        0.00       0.00
Dividends from capital gains ........................        (2.40)         (0.68)        0.00         0.00        0.00       0.00
                                                        ----------     ----------     --------     --------     -------   --------
Total distributions .................................        (2.40)         (0.68)        0.00         0.00        0.00       0.00
                                                        ----------     ----------     --------     --------     -------   --------
Net asset value, end of period ......................   $    20.07     $    20.79     $  19.63     $  15.36     $ 11.12   $  13.35
                                                        ==========     ==========     ========     ========     =======   =========
Total return** ......................................        8.87%          9.96%       27.80%       38.13%     (16.70%)     (1.77%)

Ratios/supplemental data
Net assets, end of period (in 000's) ................       4,893          2,777          715          526         610       1,261
Ratio of expenses to average net assets# ............        2.28%+         2.43%        2.25%        2.44%       2.44%       2.44%
Ratio of net investment income (loss) to average
  net assets ........................................       (0.04%)+       (0.06%)      (2.07%)      (2.21%)     (2.22%)     (2.02%)
Portfolio turnover rate .............................       46.99%        139.57%        41.2        23.75%      26.57%         26%



*   Based on average shares outstanding.
**  Excluding sales charge.
#   Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 2.85%, 6.71%, 11.73%, 11.44%, 8.52% and 6.44%, respectively.
++ On 12/13/96 Pacific Income Advisers, Inc. became the Fund's investment adviser. Prior to 12/13/96, Monitrend Investment Management, Inc. was the Fund's investment adviser.
+   Annualized.



                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                         MURPHY NEW WORLD BIOTECHNOLOGY
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                      SIX MONTHS ENDED
                                                           MAY 31,         FOR THE YEAR ENDED NOVEMBER 30, OCT. 21 THRU NOV. 30
                                                            1998           1997++        1996*        1995*        1994       1993
                                                      ------------------------------------------------------------------------------
                                                        (UNAUDITED)

Net asset value, beginning of period ................     $     8.07     $     7.19    $   6.74     $   6.12    $   7.99   $   8.00
                                                          ----------     ----------    --------     --------    --------   --------
Income from investment operations
Net investment (loss) ...............................          (0.08)         (0.16)      (0.17)       (0.15)      (0.08)     (0.01)
Net realized and unrealized gain
on investments ......................................          (0.71)          1.04        0.62         0.77       (1.79)      0.00
                                                          ----------     ----------    --------     --------    --------   --------
Total from investment operations ....................          (0.79)          0.88        0.45         0.62       (1.87)     (0.01)
                                                          ----------     ----------    --------     --------    --------   --------
Less distributions
Dividends from net investment income ................           0.00           0.00        0.00         0.00        0.00       0.00
                                                          ----------     ----------    --------     --------    --------   --------
Total distributions .................................           0.00           0.00        0.00         0.00        0.00       0.00
                                                          ----------     ----------    --------     --------    --------   --------
Net asset value, end of period ......................     $     7.28     $     8.07    $   7.19     $   6.74    $   6.12   $   7.99
                                                          ==========     ==========    ========     ========    ========   ========
Total return** ......................................         (9.79%)        12.24%       6.67%       10.13%     (23.40%)    (0.13%)

Ratios/supplemental data
Net assets, end of period (in 000's) ................         4,367          2,353         231          400         824        634
Ratio of expenses to average net assets # ...........          2.44%+         2.47%       2.65%        2.89%       2.89%      2.70%+
Ratio of net investment income (loss) to average
net assets ..........................................         (2.19%)+       (1.98%)     (2.31%)      (2.18%)     (1.18%)   (2.03%)+
Portfolio turnover rate .............................        106.78%         15.09%      02.79%       36.89%      26.58%         0%




*   Based on average shares outstanding.
**  Excluding sales charge.
#   Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 4.84%, 8.58%, 15.28%, 9.96%, 6.40% and 5.19%, respectively.
++ On 12/20/96 Murphy Investment Management became the Fund's investment adviser. Prior to 12/20/96, Monitrend Investment Management, Inc. was the Fund's investment adviser.
+   Annualized.



                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                          MURPHY NEW WORLD TECHNOLOGY
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                               SIX MONTHS ENDED
                                                   MAY 31,         FOR THE YEAR ENDED NOVEMBER 30,              OCT. 21 THRU NOV. 30
                                                    1998               1997++          1996*      1995*       1994        1993
                                              --------------------------------------------------------------------------------------
                                                  (UNAUDITED)

Net asset value, beginning of period ...........   $      19.18   $      20.51  $      17.81  $    14.35  $    14.82  $    15.00
                                                   ------------   ------------  ------------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) ..........................          (0.17)         (0.33)        (0.40)      (0.32)      (0.18)      (0.01)
Net realized and unrealized (loss)
on investments .................................          (1.27)         (0.40)         4.86        4.19       (0.29)      (0.17)
                                                   ------------   ------------  ------------  ----------  ----------  ----------
Total from investment operations ...............          (1.44)         (0.73)         4.46        3.87       (0.47)      (0.18)
                                                   ------------   ------------  ------------  ----------  ----------  ----------

LESS DISTRIBUTIONS
Dividends from net investment income ...........           0.00           0.00          0.00        0.00        0.00        0.00
Dividends from Capital Gains ...................          (2.46)         (0.60)        (1.76)      (0.41)       0.00        0.00
                                                   ------------   ------------  ------------  ----------  ----------  ----------
Total distributions ............................          (2.46)         (0.60)        (1.76)      (0.41)       0.00        0.00
                                                   ------------   ------------  ------------  ----------  ----------  ----------
Net asset value, end of period .................   $      15.28   $      19.18  $      20.51  $    17.81  $    14.35  $    14.82
                                                   ============   ============  ============  ==========  ==========  ==========
Total return** .................................         (6.15%)        (3.69%)       26.32%      26.95%      (3.17%)     (1.20%)

RATIOS/SUPPLEMENTAL DATA                                  1,345         1,439            886         281         283         38
Ratio of expenses to average net assets# .......           2.44%+        2.44%          2.34%       2.44%       2.44%      1.70%+
Ratio of net investment income (loss) to average
net assets .....................................          (2.20%)+      (1.96%)        (2.06%)     (1.97%)     (1.79%)    (1.63%)+
Portfolio turnover rate ........................          87.09%        57.01%         17.33%      40.77%      29.26%         0%




+   Annualized.
*   Based on average shares outstanding.
**  Excluding sales charge.  Not annualized for periods less than a year.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 8.28%, 8.13%, 10.44%, 18.74%, 11.19% and 30.48%, respectively.
++ On 12/13/96 Murphy Investment Management became the Fund's investment adviser. Prior to 12/13/96, Monitrend Investment Management Inc. was the Fund's investment adviser.



                       See notes to financial statements

                              MONTEREY MUTUAL FUND
                      PIA SHORT-TERM GOVERNMENT SECURITIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                         SIX MONTHS ENDED
                                             MAY 31,              FOR THE YEAR ENDED NOVEMBER 30,
                                              1998            1997       1996        1995       1994
                                         ---------------------------------------------------------------
                                          (UNAUDITED)

Net asset value, beginning of period ......... $  10.26     $  10.21   $   10.12    $  9.98    $  10.00
                                               --------     --------   ---------    -------    --------
Income from investment operations
Net investment (loss) ........................     0.29          .61        0.56       0.57        0.27
Net realized and unrealized gain
on investments ...............................     0.02         0.06        0.19       0.14       (0.02)
                                               --------     --------   ---------    -------    --------
Total from investment operations .............     0.31         0.67        0.75       0.71        0.25
                                               --------     --------   ---------    -------    --------

Less distributions
Dividends from net investment income .........    (0.29)       (0.61)      (0.56)     (0.57)      (0.27)
Dividends from capital gains .................    (0.01)       (0.01)      (0.10)         0           0
                                               --------     --------   ---------    -------    --------
Total distributions ..........................    (0.30)       (0.62)      (0.66)     (0.57)      (0.27)
                                               --------     --------   ---------    -------    --------
Net asset value, end of period ............... $  10.27     $  10.26   $   10.21    $ 10.12    $   9.98
                                               ========     ========   =========    =======    ========
Total return** ...............................    3.03%        6.56%       7.68%      7.50%       2.50%

Ratios/supplemental data
Net assets, end of period (in 000's) .........  58,622       52,912      20,464      3,405       2,041
Ratio of expenses to average net assets# .....    0.30%+       0.30%       0.44%      0.46%       0.44%+
Ratio of net investment income (loss) to average
net assets                                        5.60%+       5.77%       5.51%      5.71%       4.68%+
Portfolio turnover rate                          88.27%       63.08%      21.54%    163.55%     209.94%



+ Annualized.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been .47%, .55%, 1.19%, 2.01% and 3.46%, respectively.
* Based on average shares outstanding



                       See notes to financial statements

                     MONTEREY MUTUAL FUND, PIA GLOBAL BOND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                SIX MONTHS ENDED   APRIL 1, 1997
                                                     MAY 31,    (COMMENCEMENT OF
                                                       1998        OPERATIONS)
                                                                    THROUGH
                                                                 NOV. 30, 1997
                                                 --------------  --------------
                                                   (UNAUDITED)
Net asset value, beginning
   of period .................................     $      20.33     $    20.00
                                                   ------------     ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income ........................             0.52           0.50
Net realized and unrealized gain (loss)
   on investments and foreign currencies .....             0.04           0.32
                                                   ------------     ----------
Total from investment operations .............             0.56           0.82
                                                   ------------     ----------
LESS DISTRIBUTIONS
Dividends from net investment income .........            (0.52)         (0.49)
                                                   ------------     ----------
Total distributions ..........................            (0.52)         (0.49)
                                                   ------------     ----------
Net asset value, end of period ...............     $      20.37     $    20.33
                                                   ============     ==========
Total return** ...............................             2.80%          4.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (in 000's) ................................            7,325          5,585
Ratio of expenses to average
   net assets ................................             0.51%+         0.51%+
Ratio of net investment income
   (loss) to average net assets ..............             4.74%+         4.71%+
Portfolio turnover rate ......................           139.01%         82.47%

+  Annualized
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 1.32% and 2.05%, respectively.
** Not annualized for periods less than a year.



                       See notes to financial statements

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                             Monterey Mutual Funds
                                Distributed by:

                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401